Equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of stock option activities
	Year ended December 31, 2022
	Amount of options	Weighted average exercise	Weighted average remaining contractual life (in years)	Aggregate intrinsic value

Outstanding on January 1, 2022	1,835,385	22.27	3.77	$22,374
Granted	404,500	21.19
Exercised	(21,253)	10.65
Expired and forfeited	(85,869)	24.07

Outstanding on December 31, 2022	2,132,763	21.51	3.30	5,531

Vested and expected to vest	2,132,763	21.51	3.30	5,531

Exercisable on December 31, 2022	1,010,513	16.21	1.95	$4,305

Schedule of options outstanding under stock option plans
					Weighted
		Weighted			Average
	Options	Average	Weighted	Options	Exercise
	outstanding	remaining	average	Exercisable	price of
	as of	contractual	exercise	as of	Options
Ranges of	December 31,	Term	price	December 31,	Exercisable
exercise price	2022	(Years)		$2022	$

8	2,000	1.18	8	2,000	8
8.37-10.02	590,097	0.82	9.96	590,097	9.96
10.78-18.77	220,416	4.30	16.49	62,916	11.99
22.54-24.33	423,250	4.42	23.10	141,250	23.69
27.79-31.57	830,000	4.03	29.27	197,500	29.46
33.99	67,000	4.92	33.99	16,750	33.99

	2,132,763	3.30	21.51	1,010,513	16.21

Schedule of restricted stock unit activities
	Amount of options	Weighted Average Grant-Date Fair Value

Unvested on January 1, 2022	203,756	26.46
Granted	7,500	23.24
Vested	(53,948)	26.32
Expired and forfeited	(18,164)	24.73

Unvested on December 31, 2022	139,144	26.56